Land, Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule Of Property Plant And Equipment Components [Table Text Block]
Land, property, plant and equipment consist of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
Land	24,693	23,260	3,575
Buildings	3,830,017	3,822,048	587,437
Machinery and equipment	14,828,021	12,118,073	1,862,514
Furniture and fixtures	93,255	87,781	13,492
Motor vehicles	77,227	67,918	10,439
Less: Accumulated depreciation	(6,822,294)	(7,050,349)	(1,083,619)
Less: Impairment	(7,293,644)	(6,481,088)	(996,125)
Subtotal	4,737,275	2,587,643	397,713
Construction in progress	141,811	100,266	15,411
Total land, property, plant and equipment, net	4,879,086	2,687,909	413,124

Schedule Of Depreciation Expense On Property Plant And Equipment Allocation [Table Text Block]
Depreciation expense on property, plant and equipment and project assets was allocated to the following expense items:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Cost of revenues	1,086,392	839,005	451,015	69,320
Selling expenses	7,530	5,048	2,205	339
General and administrative expenses	60,268	32,232	26,792	4,118
Research and development expenses	20,515	11,107	6,501	999
Total depreciation expense	1,174,705	887,392	486,513	74,776

Schedule Of Capitalized Interest Cost [Table Text Block]
The Company capitalized interest costs as a component of the cost of construction in progress as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Interest cost capitalized	37,452	880	—	—
Interest cost charged against income	977,176	663,217	663,718	102,012
Total interest cost incurred	1,014,628	664,097	663,718	102,012